Related Party Transactions - Amounts of due from and due to related parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Amounts due from related parties:
Amounts due from related parties	¥ 46,215	¥ 57,079
Amounts due to related parties:
Due to related party	64,733	34,735
China Mobile
Amounts due from related parties:
Amounts due from related parties	5,626	11,966
Amounts due to related parties:
Due to related party		3,937
Non US listed part of the Phoenix TV Group
Amounts due from related parties:
Amounts due from related parties	40,540	43,816
Amounts due to related parties:
Due to related party	62,700	26,608
Fengyi Technology
Amounts due from related parties:
Amounts due from related parties		1,297
Amounts due to related parties:
Due to related party	2,033	3,690
Other investees
Amounts due from related parties:
Amounts due from related parties	¥ 49
Others
Amounts due to related parties:
Due to related party		¥ 500